Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	EURASIA ENERGY LTD
Entity Central Index Key	0001278465
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	34,548,368
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 148,698	$ 228,439
Prepaid expenses	875	16,156
Total current assets	149,573	244,595
Current liabilities
Accounts payable and accrued expenses	3,300	4,411
Accounts payable and accrued expenses - related party	3,846	435,776
Total current liabilities	7,146	440,187
Stockholders' equity (deficit) (Note 6)
Common stock, par value $0.001, authorized 100,000,000 shares; issued and outstanding shares (2012: 34,548,368; 2011: 25,948,368)	34,548	25,948
Additional paid-in capital	7,104,130	6,675,080
Accumulated deficit	(9,066)	(9,066)
Deficit accumulated during the exploration stage	(6,987,185)	(6,887,554)
Total stockholders' equity (deficit)	142,427	(195,592)
Total liabilities and stockholders' equity (deficit)	$ 149,573	$ 244,595

BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets Parenthetical
Common stock par value	$ 0.001	$ 0.001
Common stock authorized shares	100,000,000	100,000,000
Common stock issued shares	34,548,368	25,948,368
Common stock outstanding shares	34,548,368	25,948,368

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			85 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statements Of Operations
Revenue
Expenses
Consulting Fees	6,580		4,455	302,757
Data acquisition cost				19,300
Director and management fees - related party (Note 7)	15,000	445,000	15,000	879,583
General and administrative	26,928	44,859	58,548	651,884
General and administrative - related party (Note 7)	11,296	10,736	9,398	97,391
General and administrative - stock-based compensation	7,650	9,963	19,800	4,325,999
Litigation expenses			6,579	711,444
Travel	27,177	15,811	18,500	326,831
Total Expenses	104,631	526,369	132,280	7,315,189
Operating Loss	(104,631)	(526,369)	(132,280)	(7,315,189)
Other income and expenses
Other income	5,000		270,000	275,000
Interest income				53,004
Net income (loss)	$ (99,631)	$ (526,369)	$ 137,720	$ (6,987,185)
Net income (loss) per common share (Note 5) - basic	$ 0	$ (0.02)	$ 0.01
Net income (loss) per common share (Note 5) - fully diluted	$ 0	$ (0.02)	$ 0.01
Weighted average number of common (Note 5) shares outstanding - basic	32,010,663	25,948,368	25,943,893
Weighted average number of common (Note 5) shares outstanding - fully diluted	32,010,663	25,948,368	26,302,984

STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Deficit Accumulated During the Exploration Stage	Total
Bginning Balance, Amount at Nov. 27, 2005	$ 20,065	$ 204,326	$ (9,066)		$ 215,325
Bginning Balance, Shares at Nov. 27, 2005	20,065,135
Net loss				(13,598)	(13,598)
Ending Balance, Amount at Dec. 31, 2005	20,065	204,326	(9,066)	(13,598)	201,727
Bginning Balance, Shares at Dec. 31, 2005	20,065,135
Issuance of common stock and warrants, February 2006, Shares	250,000
Issuance of common stock and warrants, February 2006, Amount	250	749,750			750,000
Stock-based compensation expense		3,675,633			3,675,633
Net loss				(4,099,012)	(4,099,012)
Ending Balance, Amount at Dec. 31, 2006	20,315	4,629,709	(9,066)	(4,112,610)	528,348
Ending Balance, Shares at Dec. 31, 2006	20,315,135
Stock-based compensation expense		472,009			472,009
Common stock issued for cash, August 2007, Shares	4,000,000
Common stock issued for cash, August 2007, Amount	4,000	596,000			600,000
Warrants issued with common stock		400,000			400,000
Net loss				(1,372,674)	(1,372,674)
Ending Balance, Amount at Dec. 31, 2007	24,315	6,097,718	(9,066)	(5,485,284)	627,683
Ending Balance, Shares at Dec. 31, 2007	24,315,135
Stock-based compensation expense		98,869			98,869
Cancellation of shares by exercise of dissent rights, Shares	(100)
Cancellation of shares by exercise of dissent rights, Amount		(45)			(45)
Net loss				(496,794)	(496,794)
Ending Balance, Amount at Dec. 31, 2008	24,315	6,196,542	(9,066)	(5,982,078)	229,713
Ending Balance, Shares at Dec. 31, 2008	24,315,035
Stock-based compensation expense		42,075			42,075
Net loss				(516,827)	(516,827)
Ending Balance, Amount at Dec. 31, 2009	24,315	6,238,617	(9,066)	(6,498,905)	(245,039)
Ending Balance, Shares at Dec. 31, 2009	24,315,035
Stock-based compensation expense		19,800			19,800
Issuance of shares for debt settlement, Shares	1,633,333
Issuance of shares for debt settlement, Amount	1,633	406,700			408,333
Net loss				137,720	137,720
Ending Balance, Amount at Dec. 31, 2010	25,948	6,665,117	(9,066)	(6,361,185)	320,814
Ending Balance, Shares at Dec. 31, 2010	25,948,368
Stock-based compensation expense		9,963			9,963
Net loss				(526,369)	(526,369)
Ending Balance, Amount at Dec. 31, 2011	25,948	6,675,080	(9,066)	(6,887,554)	(195,592)
Ending Balance, Shares at Dec. 31, 2011	25,948,368
Stock-based compensation expense		7,650			7,650
Issuance of shares for debt settlement, Shares	8,600,000
Issuance of shares for debt settlement, Amount	8,600	421,400			430,000
Net loss				(99,631)	(99,631)
Ending Balance, Amount at Dec. 31, 2012	$ 34,548	$ 7,104,130	$ (9,066)	$ (6,987,185)	$ 142,427
Ending Balance, Shares at Dec. 31, 2012	34,548,368

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			85 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from (used in) operating activities
Net Income (Loss)	$ (99,631)	$ (526,369)	$ 137,720	$ (6,987,185)
Adjustments to reconcile net income (loss) to net cash flows from operating activities
General and administrative - stock-based compensation	7,650	9,963	19,800	4,325,999
Gain on disposal of vehicle	(5,000)			(5,000)
Depreciation		5,001	15,308	76,540
Change in operating assets and liabilities
Accounts receivable, related party				5,000
Prepaid expenses	15,281	14,719	(28,497)	(875)
Accounts payable and accrued expenses	(1,111)	(1,476)	(51,492)	2,700
Accounts payable and accrued expenses - related party	(1,930)	427,990	53,102	842,179
Net cash provided by (used in) operating activities	(84,741)	(70,172)	145,941	(1,740,642)
Cash flows provided by (used in) investing activities
Proceeds on disposal of vehicle	5,000			5,000
Fixed assets addition				(76,540)
Cash provided by (used in) investing activities	5,000			(71,540)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants				1,749,955
Cash provided by financing activities				1,749,955
Increase (decrease) in cash	(79,741)	(70,172)	145,941	(62,227)
Cash, beginning of period	228,439	298,611	152,670	210,925
Cash, end of period	148,698	228,439	298,611	148,698
Stock issued for accounts payable and debt settlement	$ 430,000		$ 408,333	$ 838,333

Organization	12 Months Ended
Dec. 31, 2012
Organization
Note 1. Organization

Eurasia Energy Limited (the “Company”) (an exploration stage company) is engaged in oil and gas exploration.

On November 28, 2005, the Company signed a memorandum of understanding (“MOU”) with the State Oil Company of the Azerbaijan Republic ("SOCAR") which granted the Company the exclusive right to negotiate an Exploration, Rehabilitation, Development and Production Sharing Agreement ("ERDPSA") for a 600 square kilometer oil and gas block in the Republic of Azerbaijan (the “Alyat-Deniz Project”). The effective date of the MOU was December 7, 2005. The Alyat-Deniz Project is located in the shallow coastal waters of the Azerbaijan sector of the Caspian Sea approximately 70 kilometers south of the Azerbaijan capital of Baku.

Under the terms of the MOU, the Company had 12 months to negotiate and sign the ERDPSA with SOCAR. The MOU provided for termination in the event that the Company and SOCAR did not sign an agreement on the basic commercial principles and provisions of an ERDPSA on or before December 7, 2006. The termination date passed without the parties agreeing the commercial principles and the MOU terminated. The Company has completed a comprehensive study and initial development plan for the Alyat-Deniz Project which was the subject of the MOU.

On February 10, 2010, the Company entered into a participation agreement (“Participation Agreement”) with Arawak Energy Limited (“Arawak”), Arawak’s wholly owned subsidiary, Commonwealth Oil & Gas Company Limited (“Commonwealth”) and Nicholas W. Baxter (“Baxter”). The Participation Agreement brings final resolution to the litigation proceedings among the Company, Baxter, Arawak and Commonwealth which had been ongoing since 2006. Immediately upon the representatives of Commonwealth being given access to the project data on March 9, 2010, Arawak, Commonwealth, the Company and Baxter executed and delivered mutual releases and counsel for Commonwealth filed a Joint Minute in the Scottish Court of Session which disposed of the litigation among Arawak, Commonwealth, the Company and Baxter with effect on March 16, 2010.

The Participation Agreement establishes the terms upon which the parties will co-operate with each other to identify and seek to obtain a direct or indirect interest in upstream oil and gas projects. Commonwealth will reimburse the Company for 51% of certain of the Company’s agreed third party costs incurred to date. Commonwealth is entitled to receive 51% interest in certain upstream oil and gas projects in the Republic of Azerbaijan which either Baxter or the Company identify for a period of two years from the date of the Participation Agreement. Commonwealth has agreed to provide the Company with a limited cost to carry on the Company’s 49% interest. The Company’s has been reimbursed by Commonwealth for 51% of the Company’s agreed third party costs incurred to date in connection with its attempts to obtain an upstream oil and gas project in the Azerbaijan Republic.

During 2012, the Company determined it had exhausted all avenues for advancing its interest in the Alyat – Deniz Project in Azerbaijan and as such, the Company will no longer pursue future development.

The Company's offices in Anguilla, B.W.I. and Aberdeenshire, Scotland are currently provided on a rent free basis. Due to limited Company operations, any facilities expenses (other than rent) are not material and have not been recognized in these financial statements.

Going Concern Uncertainties	12 Months Ended
Dec. 31, 2012
Going Concern Uncertainties
Note 2. Going Concern Uncertainties

The Company is an exploration stage company as defined by accounting principles generally accepted in the United States. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. However, the Company has limited operations and has sustained operating losses in recent years resulting in an accumulated deficit. In view of these matters, realization of a major portion of the assets in the accompanying balance sheets is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financing requirements, and the success of its future operations.

The Company has incurred losses from operations and has an accumulated deficit of $6,987,185 from the effective date of the exploration stage (November 28, 2005) to December 31, 2012. The Company's ability to continue as a going concern is in substantial doubt and is dependent upon obtaining additional financing and/or achieving a sustainable profitable level of operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company believes that the cash on hand will be able to meet its on-going costs in the next 12 months. The Company may seek additional equity as necessary and it expects to raise funds through private or public equity investment in order to support existing operations and expand the range of its business. There is no assurance that such additional funds will be available for the Company on acceptable terms, if at all.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Note 3. Significant Accounting Policies

(a)           Principles of Accounting

These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States.

(b)           Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

(c)            Cash

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits.

(d)           Capital Assets

Capital assets are recorded at cost. Expenditures for betterments and additions are capitalized, while replacement, maintenance and repairs, which do not extend the lives of the respective assets, are charged to expense when incurred. Depreciation is computed using the straight-line method at the following rates, calculated to amortize the cost of the assets less their residual values over their estimated useful lives.

Motor vehicle	20%
Office equipment	20%

(e)           Oil and Gas Properties

The Company follows the full cost method of accounting for its investments in oil and gas properties. Under the full cost method, all costs associated with the exploration of properties are capitalized into appropriate cost centers within the full cost pool. Internal costs that are capitalized are limited to those costs that can be directly identified with acquisition, exploration, and development activities undertaken and do not include any costs related to production, general corporate overhead, or similar activities. Cost centers are established on a country-by-country basis.

Capitalized costs within the cost centers are amortized on the unit-of-production basis using proved oil and gas reserves. The cost of investments in unproved properties and major development projects are excluded from capitalized costs to be amortized until it is determined whether or not proved reserves can be assigned to the properties. Until such a determination is made, the properties are assessed annually to ascertain whether impairment has occurred. The costs of drilling exploratory dry holes are included in the amortization base immediately upon determination that the well is dry.

For each cost center, capitalized costs are subject to an annual ceiling test, in which the costs shall not exceed the cost center ceiling. The cost center ceiling is equal to i) the present value of estimated future net revenues computed by applying current prices of oil and gas reserves (with consideration of price changes only to the extent provided by contractual arrangements) to estimated future production of proved oil and gas reserves as of the date of the latest balance sheet presented, less estimated future expenditures (based on current costs) to be incurred in developing and producing the proved reserves computed using a discount factor of ten percent and assuming continuation of existing economic conditions; plus ii) the cost of properties not being amortized; plus iii) the lower of cost or estimated fair value of unproven properties included in the costs being amortized; less iv) income tax effects related to differences between the book and tax basis of the properties. If unamortized costs capitalized within a cost center, less related deferred income taxes, exceed the cost center ceiling, the excess is charged to expense and separately disclosed during the period in which the excess occurs.

(f)            Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary, to reduce deferred income tax assets to the amount expected to be realized.

A tax position is a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. The amount recognized is the largest benefit that the Company believes has a greater than 50% likelihood of being realized upon settlement.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties, if any, are recorded as a component of income taxes. No liability has been recorded for uncertain tax positions, or related interest or penalties.

(g)           Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing income/loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. Diluted earnings or loss per share is computed by dividing income (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) and dilutive common stock equivalents for the period.

(h)           Legal Proceedings

The Company accrues for estimated losses from legal actions or claims, including legal expenses, when a loss is determined to be probable and the amount can be reasonably estimated. There were no accruals for estimated losses for legal actions as of December 31, 2012 and December 31, 2011.

(i)           Stock-Based Compensation

The Company accounts for stock based compensation for all stock-based awards at fair value on the date of grant and recognizes compensation over the service period for awards expected to vest. The fair value of stock options is determined using the Black-Scholes valuation model with the assumptions disclosed in the notes to financial statements.

(j)            Foreign Currency Translation

The Company maintains a U.S. Dollar bank account at a financial institution in Canada. Foreign currency transactions are translated into their functional currency, which is the U.S. Dollar, in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated into U.S. Dollars by using the exchange rate in effect at that date. Transaction gains and losses that arise from exchange rate fluctuations are included in the results of operations.

(k)            Impairment of Long-Lived Assets

Long-lived assets of the Company are reviewed for impairment when changes in circumstances indicate their carrying value has become impaired. Management considers assets to be impaired if the carrying amount of an asset exceeds the future projected cash flows from related operations (undiscounted and without interest charges). If impairment is deemed to exist, the asset will be written down to fair value, and a loss is recorded as the difference between the carrying value and the fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value. Management has determined that there was no impairment as of December 31, 2012 and December 31, 2011.

(l)            Fair Value of Financial Instruments

The determination of fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values. The carrying value of cash, accounts payable and accrued expenses approximates their fair value because of the short-term nature of these instruments. The Company places its cash with high credit quality financial institutions.

(m)            Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements
Note 4. Recent Accounting Pronouncements

(a)           Recent accounting pronouncements adopted during the period:

(i)           Fair Value Measurement

On January 1, 2012, the Company adopted ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The amendments in this update are the result of the work of the Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy in order to increase the comparability of disclosures between reporting entities applying U.S. GAAP and those applying IFRSs. Additionally, the amendments expand the disclosures for fair value measurements categorized within Level 3 where a reporting entity will need to include the valuation processes used and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. For many of the requirements, the FASB does not intend for the amendments to result in a change in the application of the requirements in ASC Topic 820. The adoption of this update did not have a material impact on our financial position, results of operations or cash flows.

(ii)          Comprehensive Income

On January 1, 2012, the Company adopted ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. The amendments in this update eliminate the option to report other comprehensive income and its components in the statements of shareholders’ equity. Instead, an entity will be required to present either a single continuous statement of net income and other comprehensive income or in two separate, but consecutive statements. The new guidance has presentation changes only and currently does not have impact on the Company’s financial position, results of operations or cash flows.

(b)           Recent accounting pronouncements not yet adopted:

Disclosures About Offsetting Assets and Liabilities

In December, 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, in an effort to improve comparability between US GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. This guidance is effective as of the beginning of a fiscal year that begins after January 1, 2013. The adoption of the new guidance is not expected to have an impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2012
Earnings Loss Per Share
Note 5. Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing income/loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. Diluted earnings or loss per share is computed by dividing income (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) and dilutive common stock equivalents for the period.

Common Stock, Warrants and Options	12 Months Ended
Dec. 31, 2012
Common Stock Warrants And Options
Note 6. Common Stock, Warrants and Options

(a)           Common Stock

No common stock was issued during the year ended December 31, 2011.

On April 17, 2012, the Company issued 8,600,000 shares of common stock at a price of $0.05 each to two officers of the Company for settlement of their salaries of $430,000 for the year ended December 31, 2011. The fair value of the common stock amounted to $25,800 and no gain was recognized due to the related party nature of the transaction.

(b)           Warrants

The Company did not have any outstanding share purchase warrants at December 31, 2012 and December 31, 2011.

During the years ended December 31, 2012 and 2011, the Company did not have any share purchase warrants issued, cancelled or exercised.

(c)           Options

The Company allots 2,000,000 common shares for issuance under the 2007 Stock Option Plan. The stock options granted to any one optionee may not exceed 1,000,000 shares.

On June 1, 2011, the Board of Directors adopted the 2011 Stock Option Plan (the “2011 Plan”) which allocates 3,000,000 common shares for issuance under the 2011 Plan.

On June 1, 2011, the Company granted 2,500,000 stock options under its 2011 Plan to directors, officers, employees and consultants with an exercise price of $0.05 each, expiring on June 1, 2016. The options vested immediately. The fair value of the 2,500,000 options granted was estimated at $0.0025 each, for a total of amount of $6,250, by using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 666.60%, risk-free interest rates of 1.60%, and expected lives of 5.0 years.

On April 2, 2012, the Board of Directors adopted the 2012 Stock Option Plan (the “2012 Plan”) which allocates 3,000,000 common shares for issuance under the 2012 Plan.

On April 2, 2012, the Company granted 500,000 stock options under its 2011 Plan and 2,050,000 stock options under its 2012 Plan to directors, officers, employees and consultants with an exercise price of $0.05 each, expiring on April 2, 2017. The options vested immediately. The fair value of the 2,550,000 options granted was estimated at $0.0030 each, for a total of amount of $7,650, by using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 294.13%, risk-free interest rates of 1.03%, and expected lives of 5.0 years.

The movement of options is summarized as follows:

		Weighted
	Number of	average exercise
	options	price

Balance, December 31, 2010	3,950,000	$0.10
Granted	2,500,000	0.05
Cancelled	(1,500,000)	0.10
Balance, December 31, 2011	4,950,000	0.07
Granted	2,550,000	0.05
Cancelled	(2,450,000)	0.10
Balance, December 31, 2012	5,050,000	0.05

The following table summarizes information about stock options outstanding at December 31, 2012 and December 31, 2011:

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2012	life (years)	2012	value

$0.05	5,050,000	3.88	5,050,000	$-
	5,050,000	3.88	5,050,000

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2011	life (years)	2011	value

$0.05	2,500,000	4.42	2,500,000	$-
0.10	2,450,000	0.46	2,450,000	-
	4,950,000	2.46	4,950,000

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the year ended December 31, 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. Total intrinsic value of options exercised was $nil (December 31, 2011: $nil) for the year ended December 31, 2012.

A summary of the Company’s unvested stock options and changes during the year ended December 31, 2012 and year ended December 31, 2011 is as follows:

	Number of	Fair value
	options	per share

Nonvested, December 31, 2010	330,000	$0.18
Vested	(330,000)	$0.18
Nonvested, December 31, 2011 and December 31, 2012	-

At December 31, 2012, the fair value of the unvested options amounted to $nil. The unrecognized stock based compensation expenses in relation to the unvested options amounted to $nil.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Note 7. Related Party Transactions

During the year ended December 31, 2012, the Company paid corporate and administrative service charges of $11,296 (2011: $10,736, 2010:$9,398) to a law firm of which a director of the Company is the owner.

During the year ended December 31, 2012, the Company paid/accrued director fees of $15,000 (2011: $15,000, 2010:$15,000) to a director.

During the year ended December 31, 2012, the Company accrued management fees of $nil (2011: $430,000, 2010:$nil) to two directors.

Other Income	12 Months Ended
Dec. 31, 2012
Other Income
Note 8. Other Income

Other income during 2010 was the reimbursement received from Commonwealth for 51% of certain of the Company’s agreed third party costs incurred according to the Participation Agreement mentioned in Note 1. Other income for 2012 represents the gain on the disposal of a vehicle.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax
Note 9. Income Tax

The Company was liable for taxes in United States until it completed its continuation from the State of Nevada, U.S.A. to Anguilla, British West Indies since December 31, 2007. There is no income tax imposed on companies by the government of Anguilla, British West Indies.

For 2012, 2011 and 2010, the Company did not have any income for tax purposes and therefore, no tax liability or expense has been recorded in these financial statements.

For U.S. tax reporting purpose, the Company has available net operating loss carryforwards of approximately $1,342,000 for tax purposes to offset future taxable income which expires commencing 2025 through the year 2027. Pursuant to the Tax Reform Act of 1986, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.

The deferred tax asset associated with the tax loss carryforwards is approximately $450,000. The Company has provided a full valuation allowance against the deferred tax asset.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Policies
Principles of Accounting	These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States.
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Cash

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits.

Capital Assets

Capital assets are recorded at cost. Expenditures for betterments and additions are capitalized, while replacement, maintenance and repairs, which do not extend the lives of the respective assets, are charged to expense when incurred. Depreciation is computed using the straight-line method at the following rates, calculated to amortize the cost of the assets less their residual values over their estimated useful lives.

Motor vehicle	20%
Office equipment	20%

Oil and Gas Properties

The Company follows the full cost method of accounting for its investments in oil and gas properties. Under the full cost method, all costs associated with the exploration of properties are capitalized into appropriate cost centers within the full cost pool. Internal costs that are capitalized are limited to those costs that can be directly identified with acquisition, exploration, and development activities undertaken and do not include any costs related to production, general corporate overhead, or similar activities. Cost centers are established on a country-by-country basis.

Capitalized costs within the cost centers are amortized on the unit-of-production basis using proved oil and gas reserves. The cost of investments in unproved properties and major development projects are excluded from capitalized costs to be amortized until it is determined whether or not proved reserves can be assigned to the properties. Until such a determination is made, the properties are assessed annually to ascertain whether impairment has occurred. The costs of drilling exploratory dry holes are included in the amortization base immediately upon determination that the well is dry.

For each cost center, capitalized costs are subject to an annual ceiling test, in which the costs shall not exceed the cost center ceiling. The cost center ceiling is equal to i) the present value of estimated future net revenues computed by applying current prices of oil and gas reserves (with consideration of price changes only to the extent provided by contractual arrangements) to estimated future production of proved oil and gas reserves as of the date of the latest balance sheet presented, less estimated future expenditures (based on current costs) to be incurred in developing and producing the proved reserves computed using a discount factor of ten percent and assuming continuation of existing economic conditions; plus ii) the cost of properties not being amortized; plus iii) the lower of cost or estimated fair value of unproven properties included in the costs being amortized; less iv) income tax effects related to differences between the book and tax basis of the properties. If unamortized costs capitalized within a cost center, less related deferred income taxes, exceed the cost center ceiling, the excess is charged to expense and separately disclosed during the period in which the excess occurs.

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary, to reduce deferred income tax assets to the amount expected to be realized.

A tax position is a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. The amount recognized is the largest benefit that the Company believes has a greater than 50% likelihood of being realized upon settlement.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties, if any, are recorded as a component of income taxes. No liability has been recorded for uncertain tax positions, or related interest or penalties.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing income/loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. Diluted earnings or loss per share is computed by dividing income (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) and dilutive common stock equivalents for the period.

Legal Proceedings

The Company accrues for estimated losses from legal actions or claims, including legal expenses, when a loss is determined to be probable and the amount can be reasonably estimated. There were no accruals for estimated losses for legal actions as of December 31, 2012 and December 31, 2011.

Stock-Based Compensation

The Company accounts for stock based compensation for all stock-based awards at fair value on the date of grant and recognizes compensation over the service period for awards expected to vest. The fair value of stock options is determined using the Black-Scholes valuation model with the assumptions disclosed in the notes to financial statements.

Foreign Currency Translation

The Company maintains a U.S. Dollar bank account at a financial institution in Canada. Foreign currency transactions are translated into their functional currency, which is the U.S. Dollar, in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated into U.S. Dollars by using the exchange rate in effect at that date. Transaction gains and losses that arise from exchange rate fluctuations are included in the results of operations.

Impairment of Long-Lived Assets

Long-lived assets of the Company are reviewed for impairment when changes in circumstances indicate their carrying value has become impaired. Management considers assets to be impaired if the carrying amount of an asset exceeds the future projected cash flows from related operations (undiscounted and without interest charges). If impairment is deemed to exist, the asset will be written down to fair value, and a loss is recorded as the difference between the carrying value and the fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value. Management has determined that there was no impairment as of December 31, 2012 and December 31, 2011.

Fair Value of Financial Instruments

The determination of fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values. The carrying value of cash, accounts payable and accrued expenses approximates their fair value because of the short-term nature of these instruments. The Company places its cash with high credit quality financial institutions.

Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Recent Accounting Pronouncements

(a)           Recent accounting pronouncements adopted during the period:

(i)           Fair Value Measurement

On January 1, 2012, the Company adopted ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The amendments in this update are the result of the work of the Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy in order to increase the comparability of disclosures between reporting entities applying U.S. GAAP and those applying IFRSs. Additionally, the amendments expand the disclosures for fair value measurements categorized within Level 3 where a reporting entity will need to include the valuation processes used and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. For many of the requirements, the FASB does not intend for the amendments to result in a change in the application of the requirements in ASC Topic 820. The adoption of this update did not have a material impact on our financial position, results of operations or cash flows.

(ii)          Comprehensive Income

On January 1, 2012, the Company adopted ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. The amendments in this update eliminate the option to report other comprehensive income and its components in the statements of shareholders’ equity. Instead, an entity will be required to present either a single continuous statement of net income and other comprehensive income or in two separate, but consecutive statements. The new guidance has presentation changes only and currently does not have impact on the Company’s financial position, results of operations or cash flows.

(b)           Recent accounting pronouncements not yet adopted:

Disclosures About Offsetting Assets and Liabilities

In December, 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, in an effort to improve comparability between US GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. This guidance is effective as of the beginning of a fiscal year that begins after January 1, 2013. The adoption of the new guidance is not expected to have an impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Loss Per Share Tables
Computation of basic and diluted earnings (loss) per share

The computation of basic and diluted earnings (loss) per share as follows for the years ended December 31, 2012 and 2011:

	2012	2011	2010

Numerator - net income (loss) available to
common stockholders	$(99,631)	$(526,369)	$137,720

Denominator - weighted average
number of common shares outstanding	32,010,663	25,948,368	25,943,893

Dilutive common stock equivalents - stock options	-	-	359,091

Denominator - weighted average
number of fully diluted common shares
outstanding	32,010,663	25,948,368	26,302,984

Basic earnings (loss) per common share	$(0.00)	$(0.02)	$0.01

Diluted earnings (loss) per common share	$(0.00)	$(0.02)	$0.01

Common Stock, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock Warrants And Options Tables
Movement of options

The movement of options is summarized as follows:

		Weighted
	Number of	average exercise
	options	price

Balance, December 31, 2010	3,950,000	$0.10
Granted	2,500,000	0.05
Cancelled	(1,500,000)	0.10
Balance, December 31, 2011	4,950,000	0.07
Granted	2,550,000	0.05
Cancelled	(2,450,000)	0.10
Balance, December 31, 2012	5,050,000	0.05

Summary information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2012 and December 31, 2011:

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2012	life (years)	2012	value

$0.05	5,050,000	3.88	5,050,000	$-
	5,050,000	3.88	5,050,000

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2011	life (years)	2011	value

$0.05	2,500,000	4.42	2,500,000	$-
0.10	2,450,000	0.46	2,450,000	-
	4,950,000	2.46	4,950,000

Summary of the Company's unvested stock options and changes

A summary of the Company’s unvested stock options and changes during the year ended December 31, 2012 and year ended December 31, 2011 is as follows:

	Number of	Fair value
	options	per share

Nonvested, December 31, 2010	330,000	$0.18
Vested	(330,000)	$0.18
Nonvested, December 31, 2011 and December 31, 2012	-

Going Concern Uncertainties (Details Narrative) (USD $)	85 Months Ended
Dec. 31, 2012
Going Concern Uncertainties Details Narrative
Accumulated deficit	$ 6,987,185

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicle
Computation of depreciation using straight-line method at the rates	20%
Office Equipment
Computation of depreciation using straight-line method at the rates	20%

Earnings (Loss) per Share (Details) (USD $)	1 Months Ended	12 Months Ended							85 Months Ended
	Dec. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Earnings Loss Per Share
Numerator - net income (loss) available to common stockholders	$ (13,598)	$ (99,631)	$ (526,369)	$ 137,720	$ (516,827)	$ (496,794)	$ (1,372,674)	$ (4,099,012)	$ (6,987,185)
Denominator - weighted average number of common shares outstanding		32,010,663	25,948,368	25,943,893
Dilutive common stock equivalents - stock options				359,091
Denominator - weighted average number of fully diluted common shares outstanding		32,010,663	25,948,368	26,302,984
Basic earnings (loss) per common share		$ 0	$ (0.02)	$ 0.01
Diluted earnings (loss) per common share		$ 0	$ (0.02)	$ 0.01

Earnings (Loss) per Share (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Loss Per Share
Dilutive stock options	5,050,000	4,950,000

Common Stock, Warrants and Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Beginning Balance	4,950,000	3,950,000
Granted	2,550,000	2,500,000
Cancelled	(2,450,000)	(1,500,000)
Ending Balance	5,050,000	4,950,000
Weighted average exercise price
Beginning Balance	$ 0.07	$ 0.1
Granted	$ 0.05	$ 0.05
Cancelled	$ 0.1	$ 0.1
Ending Balance	$ 0.05	$ 0.07

Common Stock, Warrants and Options (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Outstanding	5,050,000	4,950,000	3,950,000
Weighted average remaining contractual life (years)	3 years 10 months 17 days	2 years 5 months 16 days
Number Exercisable	5,050,000	4,950,000
Average instrinsic value
Weighted Average Exercise price 0.05 [Member]
Number Outstanding	5,050,000	2,500,000
Weighted average remaining contractual life (years)	3 years 10 months 17 days	4 years 5 months 1 day
Number Exercisable	5,050,000	2,500,000
Average instrinsic value
Weighted Average Exercise price 0.10 [Member]
Number Outstanding		2,450,000
Weighted average remaining contractual life (years)		5 months 16 days
Number Exercisable		2,450,000
Average instrinsic value

Common Stock, Warrants and Options (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Number of options
Nonvested, December 31, 2010	330,000
Vested	(330,000)
Nonvested, December 31, 2011 and December 31, 2012
Fair value per share
Nonvested, December 31, 2010	$ 0.18
Vested	$ 0.18
Nonvested, December 31, 2011 and December 31, 2012

Common Stock, Warrants and Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Common Stock Warrants And Options Details Narrative
Salaries of two officers	$ 430,000
Intrinsic value of options exercised	0	0
Fair value of the non vested options			$ 0.18
Unrecognized stock based compensation expenses		$ 0

Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions Details Narrative
Corporate and administrative service charges	$ 11,296	$ 10,736	$ 9,398
Accrued director fees	15,000	15,000	15,000
Accrued management fees	$ 0	$ 430,000	$ 0

Income Tax (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax
Income tax expense	$ 0	$ 0	$ 0
Net operating loss carryforwards	1,342,000
Net operating loss carryforwards expiration dates	Expires commencing 2025 through the year 2027.
Deferred tax asset tax loss carryforwards	$ 450,000